UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (check only one.):
     [     ]  is a restatement.
     [     ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:  Buchanan, Parker Asset Management("BPAM")/Parker
Buchanan Asset Management("PBAM")

     200 Park Avenue
     Suite 3300
     New York, NY 10166

13F File Number:  28-5372

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Donald A. Parker
Title:               General Partner
Phone:               (212) 692-3621

Signature, Place, and Date of Signing:
Donald A. Parker     New York, New York     February 11, 2000

Report Type  (Check only one.):

[  X  ]          13F HOLDINGS REPORT.

[     ]          13F NOTICE.

[     ]          13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:     none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total:  251,569(x 1,000)

List of Other Included Managers: none


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                                               Form  13F     12/31/99

Reporting Manager:Buchanan Parker Asset Management("BPAM")/
Parker Buchanan Asset Management("PBAM")*

Item 1                         Item 2        Item 3     Item 4   Item 5    Item 6   Item 7             Item 8
                                                                                                 Voting Authority
                                                        Value    Shares/  Invstmnt             Sole    Shared None
Name of Issuer                Title of Class Cusip     (x$1000)  Prn Amt  Dscretn  Managers     (A)     (B)   (C)
----------------------------- -------------- --------- -------- --------- -------- --------- --------- ------ ----

AK Steel Holding Corp         COM            001547108   5,974    316,478   SOLE   BPAM/PBAM   316,478
Allmerica Finl Corp           COM            019754100  12,724    228,750   SOLE   BPAM/PBAM   228,750
Amerus Life Hldgs Inc         COM            030732101   2,295     99,781   SOLE   BPAM/PBAM    99,781
Burns Intl Svcs Corp          COM            122374101     981     90,700   SOLE   BPAM/PBAM    90,700
Chemfirst Inc                 COM            16361A106  13,602    621,825   SOLE   BPAM/PBAM   621,825
Commercial Federal Corp       COM            201647104   7,127    400,125   SOLE   BPAM/PBAM   400,125
Cytec Industries Inc.         COM            232820100   3,913    170,140   SOLE   BPAM/PBAM   170,140
First Union Corp              COM            337358105     285      8,658   SOLE   BPAM/PBAM     8,658
Fort James Corp.              COM            347471104   7,718    281,940   SOLE   BPAM/PBAM   281,940
Gymboree Corp                 COM            403777105     708    125,900   SOLE   BPAM/PBAM   125,900
Hasbro Inc                    COM            418056107   3,033    160,132   SOLE   BPAM/PBAM   160,132
Hilton Hotels Corp.           COM            432848109   1,477    154,509   SOLE   BPAM/PBAM   154,509
Hudson City Bancorp Inc       COM            443683107   8,992    669,200   SOLE   BPAM/PBAM   669,200
International Home Foods Inc  COM            459655106   2,194    126,300   SOLE   BPAM/PBAM   126,300
ISB Financial Corp LA         COM            450091103   3,726    270,962   SOLE   BPAM/PBAM   270,962
Jones Intercable Inc          CL A           480206200  18,201    262,600   SOLE   BPAM/PBAM   262,600
Littelfuse Inc                COM            537008104   5,915    243,775   SOLE   BPAM/PBAM   243,775
Littelfuse Inc                WT A EX122701N 537008120   1,524     73,880   SOLE   BPAM/PBAM    73,880
Martin Marietta Matls Inc     COM            573284106   6,039    147,300   SOLE   BPAM/PBAM   147,300
Media General Inc             CL A           584404107  11,259    216,524   SOLE   BPAM/PBAM   216,524
Meritor Automotive Inc        COM            59000G100   6,241    322,130   SOLE   BPAM/PBAM   322,130
Midas Inc                     COM            595626102   2,788    127,465   SOLE   BPAM/PBAM   127,465
Newport News Shipbuilding Inc COM            652228107   9,966    362,385   SOLE   BPAM/PBAM   362,385
Oceanfirst Financial Corp     COM            675234108     346     20,000   SOLE   BPAM/PBAM    20,000
Olsten Corp                   COM            681385100  24,393  2,156,300   SOLE   BPAM/PBAM 2,156,300
Oshkosh B Gosh Inc            CL A           688222207     455     21,600   SOLE   BPAM/PBAM    21,600
Omnova Solutions Inc          COM            682129101   3,146    405,900   SOLE   BPAM/PBAM   405,900
Presley Companies-DEL         COM            741030108      23      4,255   SOLE   BPAM/PBAM     4,255
Prime Retail Inc              COM            741570105   1,885    335,085   SOLE   BPAM/PBAM   335,085
Prime Retail Inc              PFD CONV SER B 741570303   1,997    169,070   SOLE   BPAM/PBAM   169,070
RH Donnelley Corp             COM            74955W307   9,343    495,018   SOLE   BPAM/PBAM   495,018
South Jersey Finl Corp Inc    COM            838493104     841     53,835   SOLE   BPAM/PBAM    53,835
Stride Rite Corp              COM            863314100   3,477    534,940   SOLE   BPAM/PBAM   534,940
Teledyne Technologies Inc     COM            879360105   5,890    624,100   SOLE   BPAM/PBAM   624,100
Terra Nova Bermuda Hldgs Ltd  ORD CL A       G87615103  12,743    424,755   SOLE   BPAM/PBAM   424,755
Travelers Ppty Cas Corp       CL A           893939108   8,271    241,500   SOLE   BPAM/PBAM   241,500
UCBH Holdings Inc             COM            90262T308   1,589     77,290   SOLE   BPAM/PBAM    77,290
US West Inc                   COM            91273H101  12,211    169,600   SOLE   BPAM/PBAM   169,600
Varian Medical Systems Inc    COM            92220P105  19,996    670,730   SOLE   BPAM/PBAM   670,730
Varian Inc                    COM            922206107   7,387    328,330   SOLE   BPAM/PBAM   328,330
Water Pik Technologies Inc    COM            94113U100     894     93,500   SOLE   BPAM/PBAM    93,500

Aggregate Column Total                                 251,569

* Buchanan Parker Asset Management and Parker Buchanan Asset Management are general partnerships whose principals are identical and who are the individuals who vote all securities included in this filing.

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